Reconciliation of Financial Statements to Form 5500 (Tables) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Financial Statements to Form 5500

The following is a reconciliation of the net assets available for benefits per the financial statements to the Form 5500 at December 31, 2025 and 2024:

	2025	2024

Net assets available for benefits per the financial statements	$37,793,877	$34,243,755
Participants’ contribution receivable	(78,497)	(57,412)
True up participant contribution from prior year	-0-	-0-
Net Assets Available for Benefits per Form 5500	$37,715,380	$34,186,343

Schedule of Reconciliation of Total Additions Per Financial Statements

The following is a reconciliation of total additions per the financial statements to Form 5500 for the year ended December 31, 2025:

Total additions per the financial statements	$5,513,720
2024 Participants’ contributions receivable	57,412
2025 Participants’ contributions receivable	(78,497)
Total Additions per Form 5500	$5,492,635